Going Concern (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating income (loss)	$ 1,402
Working capital deficit	0	$ 1,000
Accumulated deficit	$ (4,714)	$ (3,312)